UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund

The fund's portfolio
1/31/13 (Unaudited)

CONVERTIBLE BONDS AND NOTES (66.9%)(a)
			Principal amount	Value

Aerospace and defense (0.4%)

Triumph Group, Inc. 144A cv. sr. sub. notes 2 5/8s, 2026			$1,130,000	$2,921,756

				2,921,756
Airlines (—%)

Lufthansa Malta Blues LP 144A cv. sr. unsec. notes 0 3/4s, 2017 (Malta)		EUR	17,000	27,064

				27,064
Automotive (2.1%)

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$3,885,000	6,208,716

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014			4,390,000	4,154,038

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015			1,775,000	3,593,266

				13,956,020
Biotechnology (6.4%)

Auxilium Pharmaceuticals, Inc. cv. sr. unsec. notes 1 1/2s, 2018			3,493,000	3,654,027

BioMarin Pharmaceuticals, Inc. cv. sr. sub. notes 1 7/8s, 2017			620,000	1,698,025

Cubist Pharmaceuticals, Inc. cv. sr. unsec. notes 2 1/2s, 2017			2,715,000	4,344,000

Dendreon Corp. cv. sr. unsec. notes 2 7/8s, 2016			5,970,000	4,940,175

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			6,195,000	11,107,635

Medicines Co. (The) 144A cv. sr. unsec. notes 1 3/8s, 2017			4,787,000	6,035,928

Onyx Pharmaceuticals, Inc. cv. sr. unsec. notes 4s, 2016			735,000	1,524,206

PDL BioPharma, Inc. cv. sr. unsec. notes 3 3/4s, 2015			3,975,000	4,601,063

United Therapeutics Corp. cv. sr. unsec. notes 1s, 2016			3,221,000	4,072,552

				41,977,611
Broadcasting (0.8%)

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			2,858,000	5,219,565

				5,219,565
Cable television (0.6%)

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)			1,820,000	3,967,600

				3,967,600
Coal (0.8%)

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			5,415,000	5,174,033

				5,174,033
Commercial and consumer services (1.6%)

Alliance Data Systems Corp. cv. sr. unsec. notes 1 3/4s, 2013			1,845,000	3,686,541

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			3,660,000	3,833,850

Priceline.com, Inc. 144A cv. sr. unsec. unsub. notes 1s, 2018			2,914,000	3,218,149

				10,738,540
Communications equipment (0.5%)

Coinstar, Inc. cv. sr. unsec. unsub. notes 4s, 2014			2,300,000	3,142,375

				3,142,375
Computers (2.8%)

EMC Corp. cv. sr. unsec. notes 1 3/4s, 2013			1,670,000	2,582,238

EMC Corp. 144A cv. sr. unsec. notes 1 3/4s, 2013			5,360,000	8,287,900

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			6,170,000	7,685,506

				18,555,644
Conglomerates (0.8%)

Siemens Financieringsmaatschappij NV cv. company guaranty sr. unsec. bonds 1.65s, 2019 (Netherlands)			5,250,000	5,486,250

				5,486,250
Construction (1.4%)

CEMEX SAB de CV cv. unsec. sub. notes 4 7/8s, 2015 (Mexico)			4,880,000	5,596,750

MasTec, Inc. cv. company guaranty sr. unsec. unsub. notes 4 1/4s, 2014			1,955,000	3,674,178

				9,270,928
Consumer (0.7%)

Jarden Corp. 144A cv. company guaranty sr. unsec. sub. notes 1 7/8s, 2018			4,486,000	4,929,217

				4,929,217
Consumer finance (2.3%)

DFC Global Corp. 144A cv. sr. unsec. unsub. notes 3 1/4s, 2017			4,199,000	4,699,101

Encore Capital Group, Inc. 144A cv. sr. unsec. unsub. notes 3s, 2017			2,236,000	2,472,178

PHH Corp. cv. sr. unsec. notes 4s, 2014			1,857,000	2,053,146

PHH Corp. cv. sr. unsec. unsub. notes 6s, 2017			855,000	1,640,531

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019			3,820,000	4,221,100

				15,086,056
Consumer services (0.3%)

Hertz Global Holdings, Inc. cv. sr. unsec. notes 5 1/4s, 2014			770,000	1,731,056

				1,731,056
Electronics (4.3%)

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039			5,805,000	6,962,372

Mentor Graphics Corp. cv. sub. unsec. notes 4s, 2031			4,175,000	4,829,953

Micron Technology, Inc. 144A cv. sr. unsec. notes 3 1/8s, 2032			5,591,000	6,076,718

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			4,660,000	3,725,088

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017			5,020,000	6,933,875

				28,528,006
Energy (oil field) (1.2%)

Hornbeck Offshore Services, Inc. 144A cv. company guaranty sr. unsec. notes 1 1/2s, 2019			3,774,000	3,920,431

SEACOR Holdings, Inc. 144A cv. sr. unsec. unsub. notes 2 1/2s, 2027			3,678,000	3,910,174

				7,830,605
Health-care services (1.8%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			5,057,000	5,992,545

WellPoint, Inc. 144A cv. sr. unsec. notes 2 3/4s, 2042			5,100,000	5,574,938

				11,567,483
Homebuilding (3.0%)

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			5,825,000	6,301,922

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			1,934,000	3,772,509

Ryland Group, Inc. (The) cv. company guaranty sr. unsub. notes 1 5/8s, 2018			1,963,000	2,836,535

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032			2,800,000	3,543,750

Toll Brothers, Inc. 144A cv. company guaranty sr. unsec. notes 0 1/2s, 2032			3,066,000	3,291,658

				19,746,374
Insurance (0.5%)

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4 1/4s, 2018			2,254,000	2,996,411

				2,996,411
Investment banking/Brokerage (1.2%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			7,323,000	7,905,911

				7,905,911
Lodging/Tourism (2.1%)

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			4,230,000	5,721,075

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			7,585,000	8,243,947

				13,965,022
Machinery (0.2%)

Chart Industries, Inc. cv.sr. unsec. sub. notes 2s, 2018			1,290,000	1,572,994

				1,572,994
Manufacturing (1.2%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			3,820,000	4,490,888

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			3,215,000	3,803,747

				8,294,635
Media (2.6%)

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			13,075,000	6,537,500

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/8s, 2023			7,200,000	10,544,400

				17,081,900
Medical technology (2.7%)

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China) (In default)(F)(NON)			3,213,000	257,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			3,544,000	248,080

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)			6,335,000	6,818,044

Insulet Corp. cv. sr. unsec. notes 3 3/4s, 2016			1,390,000	1,562,013

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			4,211,000	5,595,366

Volcano Corp. cv. sr. unsec. unsub. notes 1 3/4s, 2017			3,679,000	3,826,160

				18,306,703
Metals (2.1%)

Newmont Mining Corp. cv. company guaranty sr. unsub. notes 1 5/8s, 2017			4,450,000	5,431,781

Royal Gold, Inc. cv. sr. unsec. notes 2 7/8s, 2019			4,559,000	4,986,406

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			2,900,000	3,251,625

				13,669,812
Oil and gas (3.5%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/2s, 2037			5,165,000	5,022,963

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			4,288,000	4,373,760

Endeavour International Corp. cv. company guaranty sr. unsec. unsub. notes 5 1/2s, 2016			3,107,000	2,384,623

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029			4,060,000	3,879,838

Stone Energy Corp. cv. company guaranty sr. unsec. notes 1 3/4s, 2017			3,445,000	3,169,400

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			3,601,000	4,231,175

				23,061,759
Pharmaceuticals (1.5%)

Endo Pharmaceuticals Holdings, Inc. cv. sr. unsec. sub. notes 1 3/4s, 2015			4,740,000	5,827,238

Opko Health, Inc. 144A cv. sr. unsec. notes 3s, 2033			2,755,000	2,782,550

Pacira Pharmaceuticals, Inc./DE 144A cv. sr. unsec. notes 3 1/4s, 2019			1,159,000	1,266,208

				9,875,996
Real estate (2.4%)

Digital Realty Trust LP 144A cv. sr. unsec. notes 5 1/2s, 2029(R)			2,120,000	3,598,700

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			5,151,000	5,740,146

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014			5,145,000	4,849,163

RAIT Financial Trust cv. sr. unsec. unsub. notes 7s, 2031(R)			1,538,000	1,754,281

				15,942,290
Retail (0.7%)

Group 1 Automotive, Inc. cv. sr. unsec. notes stepped-coupon 2 1/4s (2s, 6/15/16) 2036(STP)			3,650,000	4,464,406

				4,464,406
Semiconductor (2.6%)

Linear Technology Corp. cv. sr. unsec. unsub. notes Ser. A, 3s, 2027			5,975,000	6,344,703

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041			4,090,000	5,674,875

Photronics, Inc. cv. sr. unsec. notes 3 1/4s, 2016			4,763,000	4,858,260

				16,877,838
Shipping (0.3%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015			4,400,000	1,672,000

				1,672,000
Software (2.7%)

DealerTrack Holdings, Inc.. 144A cv. company guaranty sr. unsec. notes 1 1/2s, 2017			4,338,000	4,810,408

Safeguard Scientifics, Inc. 144A cv. sr. unsec. notes 5 1/4s, 2018			6,200,000	6,765,750

SYNNEX Corp. cv. sr. notes 4s, 2018			2,485,000	3,045,678

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014			3,640,000	3,403,400

				18,025,236
Technology (2.1%)

CACI International, Inc. cv. sr. unsec. sub. notes 2 1/8s, 2014			4,090,000	4,499,000

CACI International, Inc. 144A cv. sr. unsec. sub. notes 2 1/8s, 2014			880,000	968,000

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			7,352,000	8,174,505

				13,641,505
Technology services (1.4%)

DST Systems, Inc. cv. sr. unsec. unsub. bonds FRB Ser. C, zero %, 2023			6,360,000	9,047,100

				9,047,100
Telecommunications (3.0%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			969,000	1,051,365

Equinix, Inc. cv. sr. unsec. sub. notes 4 3/4s, 2016			2,675,000	7,060,328

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			3,330,000	4,824,338

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027			5,121,000	204,840

SBA Communications Corp. cv. sr. unsec. notes 4s, 2014			2,765,000	6,404,431

				19,545,302
Telephone (0.7%)

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			4,845,000	4,675,425

				4,675,425
Tobacco (0.7%)

Vector Group Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			4,295,000	4,788,925

				4,788,925
Waste Management (0.9%)

Covanta Holding Corp. cv. sr. unsec. notes 3 1/4s, 2014			4,605,000	5,877,131

				5,877,131

Total convertible bonds and notes (cost $405,876,245)				$441,144,484

CONVERTIBLE PREFERRED STOCKS (25.7%)(a)
			Shares	Value

Aerospace and defense (2.0%)

United Technologies Corp. $3.75 cv. pfd.			229,695	$13,078,833

				13,078,833
Airlines (0.4%)

Continental Financial Trust II zero % cv. pfd.			66,510	2,622,988

				2,622,988
Automotive (1.6%)

General Motors Co. Ser. B, $2.375 cv. pfd.			251,635	10,930,395

				10,930,395
Banking (6.4%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.			12,050	14,345,525

Huntington Bancshares Ser. A, 8.50% cv. pfd.			3,242	4,117,340

Oriental Financial Group 144A Ser. C, 8.75% cv. pfd. (Puerto Rico)			3,077	4,430,880

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			12,575	16,127,438

Wintrust Financial Corp. $3.75 cv. pfd.			55,705	3,056,533

				42,077,716
Consumer (1.2%)

Stanley Black & Decker, Inc. $4.75 cv. pfd.			62,561	7,867,046

				7,867,046
Electric utilities (2.4%)

NextEra Energy, Inc. $2.799 cv. pfd.			129,290	6,720,494

PPL Corp. $4.375 cv. pfd.			164,060	8,988,847

				15,709,341
Financial (1.5%)

AMG Capital Trust II $2.575 cv. pfd.			190,390	9,674,192

				9,674,192
Health-care services (0.7%)

HealthSouth Corp. Ser. A, 6.50% cv. pfd.			4,430	4,928,375

				4,928,375
Insurance (0.9%)

MetLife, Inc. $3.75 cv. pfd.			127,133	6,182,478

				6,182,478
Media (0.6%)

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			3,221	3,631,678

				3,631,678
Metals (1.0%)

ArcelorMittal zero % cv. pfd. (France)			255,270	6,588,519

				6,588,519
Oil and gas (1.8%)

Apache Corp. Ser. D, $3.00 cv. pfd.			77,271	3,660,714

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			8,384	8,525,480

				12,186,194
Railroads (0.6%)

Genesee & Wyoming, Inc. $5.00 cv. pfd.			31,813	3,831,558

				3,831,558
Real estate (3.4%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			282,425	7,625,475

EPR Properties cv. pfd. Ser. C, $1.44			300,360	6,652,974

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			135,900	7,961,022

				22,239,471
Shipping (0.7%)

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			357,750	4,390,272

				4,390,272
Telecommunications (0.5%)

Iridium Communications, Inc. 144A $7.00 cv. pfd.			33,766	3,359,717

				3,359,717

Total convertible preferred stocks (cost $156,584,276)				$169,298,773

COMMON STOCKS (1.5%)(a)
			Shares	Value

Brazil Ethanol, Inc. 144A (Unit)(NON)			312,500	$3,125

Citigroup, Inc.			39,037	1,645,800

Comcast Corp. Class A			43,520	1,657,242

DISH Network Corp. Class A			43,915	1,636,712

Hartford Financial Services Group, Inc. (The)			73,050	1,811,640

MetLife, Inc.			44,855	1,674,886

Oil States International, Inc.(NON)			18,605	1,443,368

Zoetis. Inc.(NON)			9,116	237,016

Total common stocks (cost $11,128,306)				$10,109,789

CORPORATE BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			$2,857,000	$2,542,730

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			1,840,000	1,959,600

Total corporate bonds and notes (cost $4,407,859)				$4,502,330

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Alcatel-Lucent USA, Inc. bank term loan FRN Ser. C, 7 1/4s, 2018			$1,015,000	$1,026,419

Total senior loans (cost $1,020,731)				$1,026,419

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	1,085,630	$217,126

Total warrants (cost $217,126)				$217,126

SHORT-TERM INVESTMENTS (4.3%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.10%(AFF)			28,098,117	$28,098,117

Total short-term investments (cost $28,098,117)				$28,098,117

TOTAL INVESTMENTS

Total investments (cost $607,332,660)(b)				$654,397,038

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $659,588,756.
(b)	The aggregate identified cost on a tax basis is $607,352,370, resulting in gross unrealized appreciation and depreciation of $73,272,039 and $26,227,371, respectively, or net unrealized appreciation of $47,044,668.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$25,560,409	$61,197,435	$58,659,727	$8,584	$28,098,117
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Communication services	$3,293,954	$—	$—
Energy	1,443,368	3,125	—
Financials	5,132,326	—	—
Health care	237,016	—	—
Total common stocks	10,106,664	3,125	—
Convertible bonds and notes	440,639,364	505,120	—
Convertible preferred stocks	13,078,833	156,219,940	—
Corporate bonds and notes	—	4,502,330	—
Senior loans	—	1,026,419	—
Warrants	—	—	217,126
Short-term investments	28,098,117	—	—

Totals by level	$491,922,978	$162,256,934	$217,126

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$217,126	$—

Total	$217,126	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013